Consolidated Interim Statement of Changes in Equity - USD ($) $ in Thousands	Total	Sub-total	Share capital	Share premium	Accumulated other comprehensive income (loss)	Retained earnings	Non - controlling interests
Equity at beginning of period at Dec. 31, 2023	$ 727,845	$ 727,688	$ 21,198	$ 359,280	$ (810)	$ 348,020	$ 157
Comprehensive income (loss) for the interim period
Profit for the interim period	63,548	63,407				63,407	141
Other comprehensive income (loss)	(5,483)	(5,421)			(5,421)		(62)
Total comprehensive income for the interim period	58,065	57,986			(5,421)	63,407	79
Dividends distributed to noncontrolling interests	(149)						(149)
Equity at end of period at Jun. 30, 2024	785,761	785,674	21,198	359,280	(6,231)	411,427	87
Equity at beginning of period at Dec. 31, 2024	842,033	841,915	21,198	359,280	(10,688)	472,125	118
Comprehensive income (loss) for the interim period
Profit for the interim period	45,786	45,688				45,688	98
Other comprehensive income (loss)	7,228	7,228			7,228
Total comprehensive income for the interim period	53,014	52,916			7,228	45,688	98
Equity at end of period at Jun. 30, 2025	$ 895,047	$ 894,831	$ 21,198	$ 359,280	$ (3,460)	$ 517,813	$ 216